Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade And Other Payables [Abstract]
Trade and other payables
20.	Trade and other payables

	2019	2018
	(in € millions)
Trade payables	377	295
Value added tax and sales taxes payable	148	118
Other current liabilities	24	14
	549	427

Trade payables generally have a 30-day term and are recognized and carried at their invoiced value, inclusive of any value added tax that may be applicable.